S000093506 [Member] Investment Objectives and Goals - Northern Trust 2030 Inflation-Linked Distributing Ladder ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	NORTHERN TRUST 2030 INFLATION-LINKED DISTRIBUTING LADDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide periodic inflation-linked distributions through U.S. Treasury Inflation Protected Securities (commonly known as “TIPS”), consisting of income and/or principal through 2030.